Trade and other receivables (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade And Other Receivables
Opening balance	$ 1,641	$ 1,615
Additions	93	90
Reversals	(56)	(44)
Write-offs	(5)	(9)
Translation adjustment	137	(127)
Closing balance	1,810	1,525
Current	376	293
Non-current	$ 1,434	$ 1,232